LOANS - Loans Serviced for Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2025 USD ($)
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	$ 2,611,289	$ 3,543,745
Analysis Of Capitalized Mortgage Loan Servicing Rights [Roll Forward]
Balance at beginning of period	46,796	42,243	$ 42,489
Originated servicing rights capitalized	3,494	4,020	3,956
Change in fair value due to price	(2,168)	4,540	(280)
Change in fair value due to pay downs	(3,573)	(4,007)	(3,922)
Sales of originated servicing rights	(12,823)	0	0
Loss on sale of originated servicing rights	(233)	0	0
Balance at end of year	31,493	46,796	42,243
Loans sold and serviced that have had servicing rights capitalized	2,611,289	3,543,745	$ 3,541,869
Mortgage loan servicing rights sold				$ 931,600
Mortgage loan servicing rights sold, percentage				0.263
Mortgage loan servicing rights sold, capitalized amount				$ 13,100
Mortgage loan servicing rights sold, capitalized, percentage				0.279
Holdback amount				$ 100
Transaction expense	200
Fannie Mae
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	1,134,213	1,674,111
Freddie Mac
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	927,467	1,373,145
Ginnie Mae
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	130,302	146,363
FHLB
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	375,822	302,779
Other
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	$ 43,485	$ 47,347